Risk Management (Details) - Schedule of sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial liabilities [Member]
Risk Management (Details) - Schedule of sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year [Line Items]
Decrease in basis points	(50)	(50)
Effect on profit/Equity before tax for the year	$ (4,215)	$ (3,186)
Financial assets [Member]
Risk Management (Details) - Schedule of sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year [Line Items]
Decrease in basis points	(25)	(25)
Effect on profit/Equity before tax for the year	$ (2,108)	$ (1,593)